Unaudited Condensed Consolidated Statements of Operations $ in Thousands		3 Months Ended								9 Months Ended				12 Months Ended
	Mar. 24, 2025	Sep. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares		Sep. 30, 2024 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Revenues
Net revenue		$ 1,118				$ 1,912				$ 3,771		$ 7,050		$ 8,259	$ 17,755
Cost of goods sold						407						445		445	6,918
Gross profit		1,118				1,505				3,771		6,605		7,814	10,837
Direct operating costs and expenses
Salaries, benefits and employment taxes		956				1,208				3,026		4,771		5,916	9,910
Other selling, general and administrative expenses		1,214				1,618				3,323		5,137		6,842	13,261
Total direct operating costs and expenses		2,170				2,826				6,349		9,908		12,758	23,171
Operating loss before other operating costs and expenses (income)		(1,052)				(1,321)				(2,578)		(3,303)		(4,944)	(12,334)
Other operating costs and expenses (income)
Depreciation and amortization		896				910				2,695		4,044		4,947	6,954
Asset impairment charges												3,483		3,483	100
Loss from equity method investments		5,494				6,847				6,010		7,937		7,623	2,060
Change in contingent reduction in equity ownership of IM TopCo, LLC														4,213
Gain on divestiture of Lori Goldstein Brand												(3,801)		(3,801)
Gain on sale of limited partner ownership interest															(359)
Gain on settlement of lease liability															(445)
Operating loss		(7,442)				(9,078)				(11,283)		(14,966)		(21,409)	(20,644)
Interest and finance expense (income)
Interest expense		470				133				1,400		418		618	113
Other interest and finance charges (income), net		52				9				169		20		26	268
Loss on early extinguishment of debt										1,850				287
Interest and finance expense (income), net		522				142				3,419		438		931	381
Loss before income taxes		(7,964)				(9,220)				(14,702)		(15,404)		(22,340)	(21,025)
Income tax provision (benefit)		25				0				75		0		220	1,212
Net loss		(7,989)		$ (3,991)	$ (2,797)	(9,220)		$ 161	$ (6,345)	(14,777)		(15,404)		(22,560)	(22,237)
Net loss attributable to noncontrolling interest		(90)				(7)				(93)		(92)		(165)	(1,185)
Net loss attributable to Xcel Brands, Inc. stockholders		$ (7,899)				$ (9,213)				$ (14,684)		$ (15,312)		$ (22,395)	$ (21,052)
Earnings (loss) per common share attributable to Xcel Brands, Inc. stockholders:
Basic earnings (loss) per share | $ / shares		$ (2.02)	[1]			$ (3.92)	[1]			$ (5.06)	[1]	$ (6.82)	[1]	$ (9.84)	$ (10.68)
Diluted earnings (loss) per share | $ / shares		$ (2.02)	[1]			$ (3.92)	[1]			$ (5.06)	[1]	$ (6.82)	[1]	$ (9.84)	$ (10.68)
Weighted average number of common shares outstanding:
Basic weighted average common shares outstanding | shares		3,918,993	[1]			2,352,135	[1]			2,904,399	[1]	2,246,569	[1]	2,275,332	1,971,072
Diluted weighted average common shares outstanding | shares		3,918,993	[1]			2,352,135	[1]			2,904,399	[1]	2,246,569	[1]	2,275,332	1,971,072
Reverse stock split ratio	0.10													0.1
Net licensing revenue
Revenues
Net revenue		$ 1,118				$ 1,505				$ 3,771		$ 6,515		$ 7,912	$ 9,156
Net sales
Revenues
Net revenue						$ 407						$ 535		$ 347	$ 8,599

[1]	Amounts presented for 2024, including the weighted average number of shares outstanding and the resulting loss per share information have been retroactively adjusted in order to give effect to the Company’s March 24, 2025 1-for-10 reverse stock split. See Note 1 and Note 7.